Consolidated Statements of Cash Flows (FY) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities:
Net loss	$ (1,801,724)	$ (868,484)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	6,988,925	3,081,554
Stock compensation expense	167,835	163,000
Deferred rents	(1,236,145)	(965,846)
Amortization of lease incentives	8,350	130,689
Tenant reimbursement used for rent credit	0	(51,459)
Amortization of deferred financing costs	927,535	169,664
Amortization of above-market lease intangibles	97,045	83,770
Amortization of below-market lease intangibles	(406,329)	(68,699)
Unrealized (loss) gain on interest rate swap valuation	157,613	(7,899)
Income from investments in unconsolidated entities	(226,024)	(199,233)
Distributions from investments in unconsolidated entities	896,670	367,686
Changes in operating assets and liabilities:
Tenant receivables	(1,159,874)	(182,929)
Due from affiliate	17,356	45,668
Prepaid expenses and other assets	8,592	(91,871)
Accounts payable, accrued and other liabilities	1,373,044	1,323,371
Due to affiliate	69,020	861,855
Net cash provided by operating activities	5,881,889	3,790,837
Cash Flows from Investing Activities:
Acquisition of real estate investments	(87,064,535)	(100,458,868)
Improvements to existing real estate investments	(1,730,666)	(685,160)
Payments of acquisition fees to affiliate	(2,702,043)	(3,935,884)
Funding of amounts due from affiliate	0	28,571
Investments in unconsolidated entities	(422,440)	(10,542,594)
Refundable purchase deposits	(100,000)	0
Net cash used in investing activities	(92,019,684)	(115,593,935)
Cash Flows from Financing Activities:
Borrowings from unsecured credit facility	36,450,000	55,390,000
Repayments of unsecured credit facility	(39,450,000)	(53,547,803)
Proceeds from mortgage notes payable	75,687,500	55,369,988
Principal payments on mortgage notes payable	(12,892,970)	(407,725)
Refundable loan deposits	0	(40,000)
Payments of deferred financing costs to third parties	(1,200,010)	(1,430,607)
Payments of financing fees to affiliates	(262,050)	(326,600)
Proceeds from issuance of common stock and investor deposits	44,223,885	62,555,554
Payment of offering costs	(1,500,285)	(2,049,847)
Payment of Class S commissions	(550)	(700)
Repurchases of common stock	(8,688,479)	(2,472,571)
Distributions paid to common stockholders	(1,656,073)	(731,209)
Net cash provided by financing activities	90,710,968	112,308,480
Net increase in cash, cash equivalents and restricted cash	4,573,173	505,382
Cash, cash equivalents and restricted cash, beginning of period	4,182,755	3,677,373
Cash, cash equivalents and restricted cash, end of period	8,755,928	4,182,755
Supplemental disclosure of cash flow information:
Cash paid for interest	4,235,739	1,285,716
Supplemental disclosure of noncash flow information:
Reclassifications to redeemable common stock	6,152,439	219,061
Distributions paid to common stockholders through common stock issuance pursuant to the dividend reinvestment plan	5,878,104	3,067,095
Increase in deferred commission payable to S Class distributor	0	2,300
(Reduction) increase in lease incentive obligation	(853,232)	858,389
Purchase deposits applied to acquisition of real estate	0	500,000
Increase in share repurchases payable	197,837	369,372
Increase in accrued dividends	747,640	0
Unpaid portion of real estate acquired	$ 3,486,927	$ 0